DWS Money Market Prime Series Annual Fund Operating Expenses - ClassACS [Member] - DWS Money Market Prime Series	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
DWS Cash Investment Trust Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.85%
DWS Cash Investment Trust Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.59%
DWS Cash Investment Trust Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.57%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.31%, 0.28% and 0.35% for Class A, Class C and Class S, respectively, had proxy expenses been included.